Related-party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related-party transactions	Related-party transactions
5.34.1 Rendering of services

In € thousand		Year ended December 31,
	2022	2021	2020
Provision of services:
Operating activities	1,200	231	187
Financing activities	8	—	—
PROVISION OF SERVICES	1,208	231	187
Services provided by Valneva to Groupe Grimaud La Corbière SAS, a significant shareholder of Valneva, are considered related party transactions and consist of services within a collaboration and research license agreement and of the provision of premises and equipment and sale of patents and cells.
Operating activities amounting to €1.2 million included Valneva’s agreement with Vital Meat SAS (an affiliate of Group Grimaud La Corbière SAS) according to which Valneva transferred certain assets (patent and cell lines) to Vital Meat SAS for a consideration of €1.0 million.
From June 2022 onward, Bpifrance qualifies as related party, as Bpifrance is a shareholder of Valneva with significant influence through membership on the Company's Supervisory Board. A financing of receivables from the French Tax Authorities relating to the Research Tax Credit 2021, previously domiciled and assigned to Bpifrance, amounting to 80% of the amount of the assigned receivables, was granted in November 2022 until July 31, 2023. The amount borrowed is €1.4 million. A commitment fee of 0.5% as well as interest at the EURIBOR one month average rate of the previous month (the rate mentioned is a variable rate deducted at —% if it were to be negative) plus 1.7% per annum were charged for an amount of €8,000 at December 31, 2022.
5.34.2 Key management compensation
The aggregate compensation of the members of the Company’s Management Board included the following:

€ in thousand		Year ended December 31,
	2022	2021	2020
Salaries and other short-term employee benefits[9]	2,821	1,930	2,950
Other long-term benefits	45	24	18
Share-based payments (expense of the year)	722	856	1,786
KEY MANAGEMENT COMPENSATION	3,588	2,809	4,755

9In 2020 leaving indemnities of 0.9 million have been included.
5.34.3 Supervisory Board compensation
In 2022, the aggregate compensation of the members of the Company’s Supervisory Board amounted to €0.4 million  (2021: €0.3 million, 2020: €0.2 million). In the year 2017, the Company granted equity warrants to members of the Supervisory Board, which were fully exercised in 2022. For more information, see Note 5.23.